Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 09, 2016
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar. 09, 2016
Document Effective Date	Mar. 09, 2016
Prospectus Date	Feb. 29, 2016
Aberdeen Global Equity Fund | Class A
Prospectus:
Trading Symbol	GLLAX
Aberdeen Global Equity Fund | Class C
Prospectus:
Trading Symbol	GLLCX
Aberdeen Global Equity Fund | Class R
Prospectus:
Trading Symbol	GWLRX
Aberdeen Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	GWLIX
Aberdeen Global Equity Fund | Institutional Service Class
Prospectus:
Trading Symbol	GLLSX
Aberdeen Diversified Income Fund | Class A
Prospectus:
Trading Symbol	GMAAX
Aberdeen Diversified Income Fund | Class C
Prospectus:
Trading Symbol	GMACX
Aberdeen Diversified Income Fund | Class R
Prospectus:
Trading Symbol	GMRRX
Aberdeen Diversified Income Fund | Institutional Class
Prospectus:
Trading Symbol	GMAIX
Aberdeen Diversified Income Fund | Institutional Service Class
Prospectus:
Trading Symbol	GAMSX
Aberdeen Asia Bond Fund | Institutional Class
Prospectus:
Trading Symbol	CSABX
Aberdeen Asia Bond Fund | Class A
Prospectus:
Trading Symbol	AEEAX
Aberdeen Asia Bond Fund | Class C
Prospectus:
Trading Symbol	AEECX
Aberdeen Asia Bond Fund | Class R
Prospectus:
Trading Symbol	AEERX
Aberdeen Asia Bond Fund | Institutional Service Class
Prospectus:
Trading Symbol	ABISX
Aberdeen Global Fixed Income Fund | Institutional Class
Prospectus:
Trading Symbol	AGCIX
Aberdeen Global Fixed Income Fund | Class A
Prospectus:
Trading Symbol	CUGAX
Aberdeen Global Fixed Income Fund | Class C
Prospectus:
Trading Symbol	CGBCX
Aberdeen Global Fixed Income Fund | Class R
Prospectus:
Trading Symbol	AGCRX
Aberdeen Global Fixed Income Fund | Institutional Service Class
Prospectus:
Trading Symbol	CGFIX
Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund) | Institutional Class
Prospectus:
Trading Symbol	ABNIX
Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund) | Class C
Prospectus:
Trading Symbol	CPVCX
Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund) | Class R
Prospectus:
Trading Symbol	WPVAX
Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund) | Institutional Service Class
Prospectus:
Trading Symbol	AGISX
Aberdeen International Small Cap Fund (formerly Aberdeen Global Small Cap Fund) | Class A
Prospectus:
Trading Symbol	WVCCX